Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Equity Series Funds Inc
Entity Central Index Key	0000877670
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000002851
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class AAA
Trading Symbol	GABEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABEX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABEX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
03/16	10,000	10,000	10,000
03/17	11,338	11,717	11,609
03/18	12,237	13,356	12,651
03/19	12,527	14,625	13,530
03/20	10,189	13,604	11,791
03/21	15,973	21,270	17,431
03/22	17,633	24,599	19,831
03/23	17,437	22,697	18,930
03/24	19,457	29,479	22,431
03/25	20,041	31,912	24,133
03/26	23,370	37,592	27,394

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	4.45%	16.61%	7.91%	8.86%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 441,639,249
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,258,746
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$441,639,249 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$2,258,746
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABEX/
C000243164
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class C
Trading Symbol	GEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GEICX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GEICX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$112	2.21%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.21%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
03/16	10,000	10,000	10,000	10,000
03/17	11,252	11,152	11,717	11,609
03/18	12,051	11,944	13,356	12,651
03/19	12,248	12,139	14,625	13,530
03/20	9,876	9,788	13,604	11,791
03/21	15,374	15,238	21,270	17,431
03/22	16,864	16,714	24,599	19,831
03/23	16,528	16,381	22,697	18,930
03/24	18,299	18,137	29,479	22,431
03/25	18,752	18,585	31,912	24,133
03/26	21,654	21,462	37,592	27,394

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	3.92%	15.48%	7.09%	8.03%
The Gabelli Equity Income Fund - Class C (includes sales charge)	2.92%	14.48%	7.09%	8.03%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 441,639,249
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,258,746
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$441,639,249 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$2,258,746
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GEICX/
C000061072
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class I
Trading Symbol	GCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCIEX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCIEX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
03/16	50,000	50,000	50,000
03/17	56,833	58,585	58,045
03/18	61,495	66,781	63,257
03/19	63,121	73,125	67,648
03/20	51,440	68,021	58,955
03/21	80,889	106,351	87,153
03/22	89,512	122,995	99,154
03/23	88,708	113,487	94,652
03/24	99,188	147,397	112,153
03/25	102,519	159,558	120,666
03/26	119,803	187,959	136,968

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	4.56%	16.86%	8.17%	9.13%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 441,639,249
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,258,746
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$441,639,249 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$2,258,746
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCIEX/
C000002850
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class A
Trading Symbol	GCAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCAEX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCAEX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
03/16	10,000	10,000	10,000	10,000
03/17	11,339	10,687	11,717	11,609
03/18	12,233	10,866	13,356	12,651
03/19	12,523	10,485	14,625	13,530
03/20	10,185	8,037	13,604	11,791
03/21	15,974	11,880	21,270	17,431
03/22	17,628	12,357	24,599	19,831
03/23	17,439	11,521	22,697	18,930
03/24	19,440	12,105	29,479	22,431
03/25	20,060	11,772	31,912	24,133
03/26	23,376	12,929	37,592	27,394

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	4.38%	16.53%	7.92%	8.87%
The Gabelli Equity Income Fund - Class A (includes sales charge)	(1.62)%	9.83%	6.65%	8.22%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 441,639,249
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,258,746
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$441,639,249 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$2,258,746
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCAEX/
C000203681
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class A
Trading Symbol	GGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGFSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGFSX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
03/19	9,099	8,575	10,950	9,238	9,533
03/20	6,170	5,481	10,186	7,343	7,898
03/21	11,313	9,472	15,925	11,927	13,229
03/22	11,793	9,306	18,418	13,347	15,173
03/23	11,839	8,805	16,994	12,067	13,012
03/24	15,494	10,861	22,072	15,845	17,378
03/25	18,798	12,420	23,893	19,392	20,884
03/26	24,033	14,965	28,146	21,987	21,035

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class A	5.48%	27.85%	16.26%	12.41%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	(0.59)%	20.50%	14.90%	11.52%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 123,274,194
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 368,230
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$123,274,194 Number of Portfolio Holdings52 Portfolio Turnover Rate13% Management Fees$368,230
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGFSX/
C000203683
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class C
Trading Symbol	GCFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCFSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCFSX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$102	2.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
03/19	9,061	9,061	10,950	9,238	9,533
03/20	6,092	6,092	10,186	7,343	7,898
03/21	11,077	11,077	15,925	11,927	13,229
03/22	11,463	11,463	18,418	13,347	15,173
03/23	11,412	11,412	16,994	12,067	13,012
03/24	14,815	14,815	22,072	15,845	17,378
03/25	17,852	17,852	23,893	19,392	20,884
03/26	22,640	22,640	28,146	21,987	21,035

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class C	5.07%	26.82%	15.37%	11.52%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	4.07%	25.82%	15.37%	11.52%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 123,274,194
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 368,230
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$123,274,194 Number of Portfolio Holdings52 Portfolio Turnover Rate13% Management Fees$368,230
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCFSX/
C000203680
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class I
Trading Symbol	GFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GFSIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GFSIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
03/19	9,109	10,950	9,238	9,533
03/20	6,190	10,186	7,343	7,898
03/21	11,359	15,925	11,927	13,229
03/22	11,872	18,418	13,347	15,173
03/23	11,940	16,994	12,067	13,012
03/24	15,659	22,072	15,845	17,378
03/25	19,051	23,893	19,392	20,884
03/26	24,428	28,146	21,987	21,035

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class I	5.66%	28.22%	16.55%	12.65%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 123,274,194
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 368,230
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$123,274,194 Number of Portfolio Holdings52 Portfolio Turnover Rate13% Management Fees$368,230
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GFSIX/
C000203682
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class AAA
Trading Symbol	GAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAFSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAFSX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
03/19	9,094	10,950	9,238	9,533
03/20	6,170	10,186	7,343	7,898
03/21	11,288	15,925	11,927	13,229
03/22	11,767	18,418	13,347	15,173
03/23	11,810	16,994	12,067	13,012
03/24	15,450	22,072	15,845	17,378
03/25	18,755	23,893	19,392	20,884
03/26	23,975	28,146	21,987	21,035

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class AAA	5.45%	27.83%	16.26%	12.37%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 123,274,194
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 368,230
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$123,274,194 Number of Portfolio Holdings52 Portfolio Turnover Rate13% Management Fees$368,230
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAFSX/
C000002861
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class AAA
Trading Symbol	GWSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSVX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	S&P Midcap 400
03/16	10,000	10,000	10,000
03/17	10,772	11,717	12,092
03/18	10,941	13,356	13,418
03/19	9,823	14,625	13,766
03/20	7,568	13,604	10,667
03/21	13,266	21,270	19,570
03/22	15,325	24,599	20,468
03/23	13,352	22,697	19,421
03/24	15,355	29,479	23,951
03/25	16,991	31,912	23,302
03/26	17,949	37,592	27,345

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	5.94%	5.64%	6.23%	6.02%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 45,514,494
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 106,571
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,514,494 Number of Portfolio Holdings41 Portfolio Turnover Rate13% Management Fees$106,571
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSVX/
C000002860
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class C
Trading Symbol	GWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$129	2.51%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.51%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	S&P Midcap 400
03/16	10,000	10,000	10,000	10,000
03/17	10,695	10,595	11,717	12,092
03/18	10,777	10,677	13,356	13,418
03/19	9,600	9,510	14,625	13,766
03/20	7,344	7,275	13,604	10,667
03/21	12,784	12,664	21,270	19,570
03/22	14,669	14,531	24,599	20,468
03/23	12,681	12,562	22,697	19,421
03/24	14,478	14,342	29,479	23,951
03/25	15,895	15,746	31,912	23,302
03/26	16,679	16,523	37,592	27,345

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	5.62%	4.93%	5.47%	5.25%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	4.62%	3.93%	5.47%	5.25%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 45,514,494
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 106,571
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,514,494 Number of Portfolio Holdings41 Portfolio Turnover Rate13% Management Fees$106,571
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSCX/
C000061074
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class I
Trading Symbol	GWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	S&P Midcap 400
03/16	1,000	1,000	1,000
03/17	1,082	1,172	1,209
03/18	1,101	1,336	1,342
03/19	991	1,463	1,377
03/20	766	1,360	1,067
03/21	1,348	2,127	1,957
03/22	1,577	2,460	2,047
03/23	1,386	2,270	1,942
03/24	1,610	2,948	2,395
03/25	1,795	3,191	2,330
03/26	1,915	3,759	2,735

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	6.51%	6.65%	7.27%	6.69%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 45,514,494
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 106,571
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,514,494 Number of Portfolio Holdings41 Portfolio Turnover Rate13% Management Fees$106,571
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSIX/
C000002858
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class A
Trading Symbol	GWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GWSAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GWSAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	S&P Midcap 400
03/16	10,000	10,000	10,000	10,000
03/17	10,772	10,153	11,717	12,092
03/18	10,940	9,718	13,356	13,418
03/19	9,825	8,226	14,625	13,766
03/20	7,570	5,973	13,604	10,667
03/21	13,272	9,870	21,270	19,570
03/22	15,342	10,754	24,599	20,468
03/23	13,401	8,853	22,697	19,421
03/24	15,500	9,651	29,479	23,951
03/25	17,201	10,095	31,912	23,302
03/26	18,262	10,101	37,592	27,345

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	6.27%	6.17%	6.60%	6.21%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	0.16%	0.06%	5.34%	5.58%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 45,514,494
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 106,571
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,514,494 Number of Portfolio Holdings41 Portfolio Turnover Rate13% Management Fees$106,571
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GWSAX/
C000002855
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class AAA
Trading Symbol	GABSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABSX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$69	1.37%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	10,000	10,000	10,000	10,000
03/17	12,003	12,622	12,459	12,330
03/18	13,259	14,110	14,039	13,657
03/19	13,110	14,399	14,259	13,879
03/20	9,936	10,945	10,568	10,254
03/21	17,835	21,326	20,641	19,638
03/22	18,714	20,091	20,895	20,011
03/23	18,512	17,759	19,052	18,466
03/24	22,974	21,259	22,087	22,065
03/25	22,145	20,407	21,341	21,319
03/26	25,983	25,655	25,716	25,144

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	3.42%	17.33%	7.82%	10.02%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,813,787,223
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 9,173,568
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,813,787,223 Number of Portfolio Holdings444 Portfolio Turnover Rate2% Management Fees$9,173,568
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABSX/
C000002857
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GCCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCCSX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCCSX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$107	2.12%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	10,000	10,000	10,000	10,000	10,000
03/17	11,912	11,812	12,622	12,459	12,330
03/18	13,060	12,951	14,110	14,039	13,657
03/19	12,818	12,710	14,399	14,259	13,879
03/20	9,640	9,559	10,945	10,568	10,254
03/21	17,179	17,035	21,326	20,641	19,638
03/22	17,893	17,742	20,091	20,895	20,011
03/23	17,567	17,419	17,759	19,052	18,466
03/24	21,633	21,452	21,259	22,087	22,065
03/25	20,704	20,530	20,407	21,341	21,319
03/26	24,106	23,903	25,655	25,716	25,144

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	3.03%	16.43%	7.01%	9.20%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	2.03%	15.43%	7.01%	9.20%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,813,787,223
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 9,173,568
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,813,787,223 Number of Portfolio Holdings444 Portfolio Turnover Rate2% Management Fees$9,173,568
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCCSX/
C000061073
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class I
Trading Symbol	GACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GACIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GACIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	50,000	50,000	50,000	50,000
03/17	60,157	63,110	62,295	61,650
03/18	66,619	70,551	70,194	68,284
03/19	66,038	71,997	71,296	69,397
03/20	50,177	54,725	52,838	51,270
03/21	90,303	106,631	103,207	98,188
03/22	94,985	100,457	104,477	100,053
03/23	94,186	88,794	95,262	92,329
03/24	117,189	106,296	110,437	110,324
03/25	113,226	102,033	106,705	106,595
03/26	133,209	128,276	128,579	125,718

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	3.57%	17.65%	8.09%	10.30%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,813,787,223
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 9,173,568
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,813,787,223 Number of Portfolio Holdings444 Portfolio Turnover Rate2% Management Fees$9,173,568
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GACIX/
C000002854
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GCASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCASX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCASX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$69	1.37%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	10,000	10,000	10,000	10,000	10,000
03/17	12,001	11,311	12,622	12,459	12,330
03/18	13,258	11,777	14,110	14,039	13,657
03/19	13,109	10,975	14,399	14,259	13,879
03/20	9,935	7,839	10,945	10,568	10,254
03/21	17,834	13,263	21,326	20,641	19,638
03/22	18,714	13,118	20,091	20,895	20,011
03/23	18,510	12,229	17,759	19,052	18,466
03/24	22,975	14,305	21,259	22,087	22,065
03/25	22,143	12,995	20,407	21,341	21,319
03/26	25,980	14,370	25,655	25,716	25,144

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	3.42%	17.33%	7.82%	10.02%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	(2.53)%	10.58%	6.55%	9.37%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,813,787,223
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 9,173,568
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,813,787,223 Number of Portfolio Holdings444 Portfolio Turnover Rate2% Management Fees$9,173,568
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCASX/